Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of changes in intangibles assets
Impairment of wealth management intangible	$ (202)	$ (2,872)
Amortization	4,718	4,248	818
Ending Balance	20,946
Core Deposit Intangible [Member]
Summary of changes in intangibles assets
Beginning Balance	25,649	10,958
Impairment of wealth management intangible
Amortization	(4,466)	(3,109)	(642)
Ending Balance	28,043	25,649	10,958
Core Deposit Intangible [Member] | CBKN [Member]
Summary of changes in intangibles assets
Increase associated with acquisition		4,400
Core Deposit Intangible [Member] | Green Bankshares [Member]
Summary of changes in intangibles assets
Increase associated with acquisition		13,400
Core Deposit Intangible [Member] | Southern Community Financial Corporation [Member]
Summary of changes in intangibles assets
Increase associated with acquisition	6,860
Core Deposit Intangible [Member] | TIBB [Member]
Summary of changes in intangibles assets
Increase associated with acquisition			7,500
Core Deposit Intangible [Member] | Park Sterling Trademark [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Core Deposit Intangible [Member] | Failed Bank [Member]
Summary of changes in intangibles assets
Increase associated with acquisition			4,100
Trade Name [Member]
Summary of changes in intangibles assets
Beginning Balance	464	681
Impairment of wealth management intangible	(33)
Amortization	(213)	(821)	(89)
Ending Balance	318	464	681
Trade Name [Member] | CBKN [Member]
Summary of changes in intangibles assets
Increase associated with acquisition		604
Trade Name [Member] | Green Bankshares [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Trade Name [Member] | Southern Community Financial Corporation [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Trade Name [Member] | TIBB [Member]
Summary of changes in intangibles assets
Increase associated with acquisition			770
Trade Name [Member] | Park Sterling Trademark [Member]
Summary of changes in intangibles assets
Increase associated with acquisition	100
Trade Name [Member] | Failed Bank [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Customer Relationship Intangible [Member]
Summary of changes in intangibles assets
Beginning Balance	191	3,413
Impairment of wealth management intangible	(169)	(2,872)
Amortization	(22)	(350)	(87)
Ending Balance		191	3,413
Customer Relationship Intangible [Member] | CBKN [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Customer Relationship Intangible [Member] | Green Bankshares [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Customer Relationship Intangible [Member] | Southern Community Financial Corporation [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Customer Relationship Intangible [Member] | TIBB [Member]
Summary of changes in intangibles assets
Increase associated with acquisition			3,500
Customer Relationship Intangible [Member] | Park Sterling Trademark [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Customer Relationship Intangible [Member] | Failed Bank [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Mortgage Servicing Rights [Member]
Summary of changes in intangibles assets
Beginning Balance	388	102
Impairment of wealth management intangible
Amortization	(113)	(70)	(12)
Ending Balance	275	388	102
Mortgage Servicing Rights [Member] | CBKN [Member]
Summary of changes in intangibles assets
Increase associated with acquisition		138
Mortgage Servicing Rights [Member] | Green Bankshares [Member]
Summary of changes in intangibles assets
Increase associated with acquisition		218
Mortgage Servicing Rights [Member] | Southern Community Financial Corporation [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Mortgage Servicing Rights [Member] | TIBB [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Mortgage Servicing Rights [Member] | Park Sterling Trademark [Member]
Summary of changes in intangibles assets
Increase associated with acquisition
Mortgage Servicing Rights [Member] | Failed Bank [Member]
Summary of changes in intangibles assets
Increase associated with acquisition			$ 114